Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
INVENTORIES	NOTE 3 – INVENTORIES Inventories at December 31 consist of the following:
	2013	2012
Finished goods	$47,188	$27,968
Packaging materials	3,845	5,234
	$51,033	$33,202